Annual Total Returns [BarChart] - AZL Fidelity Institutional Asset Management Multi-Strategy Fund - Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.83%)
Annual Return 2012	14.78%
Annual Return 2013	18.12%
Annual Return 2014	2.14%
Annual Return 2015	(5.46%)
Annual Return 2016	6.52%
Annual Return 2017	11.12%
Annual Return 2018	(2.02%)
Annual Return 2019	17.27%
Annual Return 2020	13.47%